UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2004

1.807740.100

NCC-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (a) - 90.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Alliance & Leicester PLC
1/26/05	1.87%	$ 50,000,000	$ 49,698,563
Bank of America Corp.
11/10/04	1.79	75,000,000	74,850,833
3/16/05	2.06	100,000,000	99,059,333
Bank of Ireland
3/8/05	2.03	50,000,000	49,560,014
Bear Stearns Companies, Inc.
10/1/04	1.90	183,000,000	183,000,000
Beta Finance, Inc.
10/26/04	1.61 (b)	5,000,000	4,994,444
10/27/04	1.62 (b)	60,000,000	59,930,233
CBA Finance, Inc.
10/1/04	1.88	183,000,000	183,000,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/14/04	1.80	15,000,000	14,990,250
10/27/04	1.63	50,000,000	49,941,500
10/27/04	1.80	20,000,000	19,974,000
11/10/04	1.76	100,000,000	99,805,000
Citicorp
11/29/04	1.75	25,000,000	24,928,708
Clipper Receivables LLC
11/1/04	1.79	95,000,000	94,853,568
Delaware Funding Corp.
10/22/04	1.78	180,000,000	179,813,100
Deutsche Bank Financial LLC
10/15/04	1.71 (c)	200,000,000	200,000,000
Dorada Finance, Inc.
11/5/04	1.66 (b)	42,500,000	42,431,823
3/14/05	2.03 (b)	50,000,000	49,542,167
Dresdner U.S. Finance, Inc.
10/4/04	1.42	25,000,000	24,997,063
1/24/05	1.98	5,000,000	4,968,575
Edison Asset Securitization LLC
2/1/05	1.89	50,000,000	49,680,542
Emerald (MBNA Credit Card Master Note Trust)
10/19/04	1.60	10,000,000	9,992,050
11/17/04	1.81	125,000,000	124,706,250
12/15/04	1.90	20,000,000	19,921,250
Fairway Finance Corp.
10/28/04	1.31	20,542,000	20,521,972
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fortis Funding LLC
10/6/04	1.25%	$ 35,000,000	$ 34,993,972
General Electric Capital Corp.
10/21/04	1.77 (c)	25,000,000	25,000,000
11/8/04	1.19	40,000,000	39,950,178
1/11/05	1.82	50,000,000	49,745,000
1/13/05	1.82	25,000,000	24,870,000
2/9/05	1.89	35,000,000	34,761,835
General Electric Capital Services, Inc.
10/5/04	1.51	100,000,000	99,983,333
2/10/05	1.87	25,000,000	24,830,417
Goldman Sachs Group, Inc.
2/22/05	1.94	50,000,000	49,616,000
Grampian Funding Ltd.
10/4/04	1.51	100,000,000	99,987,500
11/3/04	1.48	25,000,000	24,966,313
11/10/04	1.48	10,000,000	9,983,667
2/18/05	1.93	20,000,000	19,851,444
3/22/05	2.07	25,000,000	24,755,139
Greenwich Capital Holdings, Inc.
10/11/04	1.66 (c)	50,000,000	50,000,000
10/25/04	1.80 (c)	50,000,000	50,000,000
Hatteras Funding Corp.
10/7/04	1.54	60,000,000	59,984,700
Household Finance Corp.
11/5/04	1.79	175,000,000	174,695,451
K2 (USA) LLC
2/28/05	1.94	25,000,000	24,800,000
Kitty Hawk Funding Corp.
2/15/05	1.89	5,000,000	4,964,418
Market Street Funding Corp.
10/19/04	1.79	92,637,000	92,554,090
Morgan Stanley
10/1/04	1.86 (c)	65,000,000	65,000,000
Morgan Stanley Dean Witter Australia Finance Ltd.
10/25/04	1.80	30,000,000	29,964,000
Motown Notes Program
10/5/04	1.54	10,000,000	9,998,300
11/8/04	1.68	24,400,000	24,356,988
Newcastle (Discover Card Master Trust)
10/6/04	1.53	15,000,000	14,996,833
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Newcastle (Discover Card Master Trust) - continued
11/3/04	1.80%	$ 61,000,000	$ 60,899,350
Newport Funding Corp.
10/19/04	1.78	35,000,000	34,968,850
Paradigm Funding LLC
10/7/04	1.66 (c)	10,000,000	9,999,478
2/28/05	1.93	25,000,000	24,801,042
Park Granada LLC
10/13/04	1.78	45,000,000	44,973,300
10/13/04	1.80	10,000,000	9,994,000
10/15/04	1.80	10,000,000	9,993,000
11/10/04	1.68	50,000,000	49,907,222
Santander Finance, Inc.
11/4/04	1.61	50,000,000	49,924,444
Sheffield Receivables Corp.
10/25/04	1.79 (c)	15,000,000	14,999,504
UBS Finance, Inc.
10/1/04	1.88	176,624,000	176,624,000
TOTAL COMMERCIAL PAPER			3,386,855,006
Federal Agencies - 7.7%

Fannie Mae - 7.7%
Agency Coupons - 4.5%
10/7/04	1.58 (c)	25,000,000	24,978,146
10/21/04	1.51 (c)	100,000,000	99,930,974
12/6/04	1.68 (c)	15,000,000	14,990,475
12/9/04	1.74 (c)	29,000,000	28,979,036
			168,878,631
Discount Notes - 3.2%
12/10/04	1.22	50,000,000	49,882,847
12/10/04	1.35	50,000,000	49,870,694
2/4/05	1.32	18,000,000	17,918,100
			117,671,641
TOTAL FEDERAL AGENCIES			286,550,272
Repurchase Agreements - 1.7%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 9/30/04 due 10/1/04 At 1.77%)	$ 63,836,138	$ 63,833,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		3,737,238,278
NET OTHER ASSETS - 0.0%		(1,370,958)
NET ASSETS - 100%		$ 3,735,867,320
Total Cost for Federal Income Tax Purposes $ 3,737,238,278
Legend

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $156,898,667 or 4.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2004

1.807741.100

NCT-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 99.6%
Fannie Mae 0% 7/22/05	$ 7,850,000	$ 7,708,959
Federal Home Loan Bank:
1.625% 6/15/05	16,000,000	15,931,952
2.125% 11/15/05	10,000,000	9,966,850
2.5% 2/24/06	5,000,000	4,994,500
2.5% 4/11/06	8,000,000	7,984,000
Freddie Mac 3.875% 2/15/05	9,320,000	9,387,710
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,063,725)		55,973,971
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.77%, dated 9/30/04 due 10/1/04) (Cost $35,000)	$ 35,002	35,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $56,098,725)		56,008,971
NET OTHER ASSETS - 0.3%		158,538
NET ASSETS - 100%		$ 56,167,509
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $56,084,540. Net unrealized depreciation aggregated $75,569, of which $47,323 related to appreciated investment securities and $122,892 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 22, 2004
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	November 22, 2004